Investment properties (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Investment properties
Opening amount	£ 19,433,000	£ 19,713,000
Depreciation charge	(279,000)	(280,000)	£ (280,000)
Closing amount	19,154,000	19,433,000	19,713,000
Rental revenue	4,146,000	2,137,000
Direct operating expenses from properties, all of which generated rental revenue	£ (1,279,000)	(742,000)
Useful lives of investment property (in years)	50 years
Fair value of investment properties when entity applies cost model	£ 38,785,000	40,855,000
Cost
Investment properties
Opening amount	32,193,000	32,193,000
Closing amount	32,193,000	32,193,000	32,193,000
Accumulated depreciation and impairment
Investment properties
Opening amount	(12,760,000)	(12,480,000)
Closing amount	£ (13,039,000)	£ (12,760,000)	£ (12,480,000)